Goodwill - Reconciliation of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	$ 117,043
Goodwill ending balance	110,479	$ 117,043
Carrying amount	110,479	117,043
Acquisition cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	119,302	115,541
Effect of movements in foreign exchange	(7,082)	3,634
Transfers (to)/from other assets categories	(7)	(179)
Hyperinflation monetary adjustments	425	306
Goodwill ending balance	112,637	119,302
Carrying amount	112,637	119,302
Impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	(2,259)	(2,531)
Effect of movements in foreign exchange	101	293
Impairment losses		(20)
Goodwill ending balance	(2,158)	(2,259)
Carrying amount	$ (2,158)	$ (2,259)